December 7, 2017

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS)
(PIAMX)

A series of Advisors Series Trust

Supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated March 30, 2017

Effective December 15, 2017, the Managed Account Completion Shares (MACS), for the PIA High Yield (MACS) Fund (the “Fund”) will be available for purchase.  Therefore, effective December 15, 2017, all disclosure stating the Fund is not available for purchase is hereby deleted.

In addition, effective October 22, 2017, Mr. Robert Sydow, Mr. Kevin Buckle and Mr. James Lisko are no longer portfolio managers to the Fund.  Please disregard all references to Mr. Sydow, Mr. Buckle and Mr. Lisko in the Fund’s Prospectus and SAI.  Mr. Lloyd McAdams continues to be a co-portfolio manager of the Fund.

Additionally, effective October 22, 2017, Mr. Michael Y. Yean was added as a co-portfolio manager to the Fund.

•	Accordingly, the “Portfolio Managers” sub-section in the Prospectus on page 14 is hereby deleted and replaced with the following:

“Portfolio Managers:  Mr. Lloyd McAdams, President and Chief Investment Officer and Mr. Michael Yean, Vice President and Credit Analyst are co-portfolio managers, and together they are primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. McAdams and Mr. Yean have co-managed the Fund since December 2017.”

•	Additionally, the “Portfolio Managers” sub-section on page 27 of the Prospectus is hereby deleted and replaced with the following:

“The following individuals are primarily responsible for the day-to-day management of each Fund’s portfolio.  Each portfolio manager has individual discretion to buy and sell securities within their defined sectors of responsibility.

Evangelos Karagiannis, Ph.D., CFA, Managing Director (BBB Bond Fund and MBS Bond Fund)
Mr. Karagiannis has been a portfolio manager with the Adviser since 1995.  He has been a portfolio manager of the BBB Bond Fund since 2005 and of the MBS Bond Fund since its inception in February 2006.  He has been employed with PIA since January 1992, and he has 20 years of investment experience.  Mr. Karagiannis has a B.S. in Physics from the University of Athens, Greece and an M.S. and Ph.D. in Physics from the University of California at Los Angeles where he studied as a Fulbright Scholar and served as a Post-Doctoral Fellow.

Lloyd McAdams, CFA, CEBS, President and Chief Investment Officer (BBB Bond Fund, MBS Bond Fund and High Yield (MACS) Fund)
Mr. McAdams has been the Chief Investment Officer of the Adviser since its formation, and currently serves as President.  Mr. McAdams served as Chairman of the Board of the Adviser from its formation until November 2014.  From 1996 to December 2004, Mr. McAdams also served as the Chairman and CEO of the Adviser’s Mutual Funds.  Mr. McAdams is also the Chairman and CEO of Anworth Mortgage Asset Corp., a publicly-traded company which manages a portfolio of mortgage securities for its shareholders.  Mr. McAdams is also Chairman of Syndicated Capital, Inc., the former distributor of the PIA Mutual Funds.  He is a Chartered Financial Analyst and a Certified Employee Benefit Specialist, and he has a B.S. in Statistics from Stanford University and an M.B.A. from the University of Tennessee.

December 7, 2017

Michael Yean, Vice President, Credit Research Analyst, Portfolio Manager (PIA High Yield (MACS) Fund)
Mr. Yean is a Vice President and Credit Research Analyst of the Adviser. Mr. Yean is responsible for the management of the firm’s high yield and convertible bond strategies.  Mr. Yean is also a credit research analyst, where he specializes in the industrial sector.  In 1998, Mr. Yean joined PIA as a Portfolio Manager and Research Analyst for the PIA Small-Cap Fund and PIA Mid-Cap Equity Portfolios.  In 2002, Mr. Yean transitioned to fixed income credit analyst as the Bond Department restructured toward greater emphasis in credit research.  Prior to joining PIA, Mr. Yean served in the Consulting Department of Merrill Lynch and the Investment Department of M.J. Segal & Company.  He earned a Bachelor of Arts degree in Economics at University of California at Los Angeles.”

•	Additionally, the “Portfolio Managers” section beginning on page B-39 of the SAI is hereby deleted and replaced with the following:

PORTFOLIO MANAGERS

“Mr. Lloyd McAdams and Mr. Evangelos Karagiannis serve as the portfolio managers for the MBS Bond Fund and the BBB Bond Fund. Mr. Lloyd McAdams and Mr. Michael Yean serve as the portfolio managers for the High Yield (MACS) Fund.  The portfolio managers are responsible for the day-to-day management of the Funds’ portfolios.  The following tables show the number of other accounts managed (not including the Funds) and the total assets in the accounts managed within various categories as of November 30, 2016, for Mr. McAdams and Mr. Karagiannis and as of September 30, 2017, for Mr. Yean.

Lloyd McAdams

			With Management Fee Based on Performance
Type of Accounts	Number of Accounts (excluding the Fund)	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Evangelos Karagiannis

			With Management Fee Based on Performance
Type of Accounts	Number of Accounts (excluding the Fund)	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	90	$1.24 billion	0	$0

December 7, 2017

Michael Y. Yean

			With Management Fee Based on Performance
Type of Accounts	Number of Accounts (excluding the Fund)	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	1	$3,928,756	0	$0

Material Conflict of Interest.  No material strategy conflicts currently exist.  When the same securities are being bought or sold on the same day by a portfolio manager, the portfolio manager allocates the transaction on a pro rata basis as long as it is in the best interests of the clients.  Where conflicts of interest arise between the Funds and other accounts managed by the portfolio manager, the portfolio manager will proceed in a manner that ensures that the Funds will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by each portfolio management team.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation. The portfolio managers’ total compensation includes a base salary, bonus, employee benefits, a 401(k) plan with matching contributions, and share of management fees earned from the Fund.  The year-end bonus represents a subjective calculation of an individual’s contribution to the portfolio management group’s success.  Mr. McAdams receives compensation from his position at Anworth Management, LLC as Chairman, President and Chief Executive Officer.  Mr. Karagiannis receives compensation as an employee of Anworth Management LLC. With respect to management of other accounts, the portfolio managers also receive a salary plus a share of management fees earned from the accounts.  With respect to the management of other pooled investment vehicles, the portfolio managers receive a share of profits from the management fee charged to the vehicle, which includes a performance fee earned on excess returns above a threshold internal rate of return to investors.  The portfolio manager’s bonus is not based on the value of assets in the Funds’ portfolios.

Securities Owned in the Funds by Portfolio Managers.  The portfolio managers beneficially owned the following amounts of the Funds as of November 30, 2016, with regard to Mr. McAdams and Mr. Karagiannis and as of September 30, 2017, with regard to Mr. Yean:

Portfolio Manager	Dollar Range of Securities Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
	BBB Bond Fund	MBS Bond Fund	High Yield (MACS) Fund
Evangelos Karagiannis	None	None	None
Lloyd McAdams	$100,001 - $500,000	None	None
Michael Yean	None	None	None

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Please retain this Supplement with your Prospectus and SAI for future reference.